UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-3906
                                    --------

PC&J Performance Fund
---------------------
                    (Exact name of registrant as specified in charter)

120 West Third Street, Suite 300     Dayton, OH                   45402-1819
-----------------------------------------------                   ----------
        (Address of principal executive offices)                  (Zip Code)

PC&J Service Corp.   120 West Third Street, Suite 300    Dayton, OH  45402-1819
-------------------------------------------------------------------------------
               (Name and address of agent for service)

Registrant's telephone number, including area code:  937-223-0600
                                                    -------------

Date of fiscal year end:  December 31
                         ------------

Date of reporting period: June 30, 2012
                          -------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ( 239.24 and
274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the
clearance requirements of 44 U.S.C.   3507.








April 25, 2012
ALEXION PHARMACEUTICALS, INC.
 2012 Annual Meeting of Shareholders

Monday, May 7, 2012

For holders as of:  03/16/2012

Cusip:  015351-109    Ticker:  ALXN

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1.  DIRECTOR
1)   LEONARD BELL
2)   MAX LINK
3)   WILLIAM R. KELLER
4)   JOSEPH A. MADRI
5)   LARRY L. MATHIS
6)   R. DOUGLAS NORBY
7)   ALVIN S. PARVEN
8)   ANDREAS RUMMELT
9)   ANN M. VENEMAN
 For  For All Nominees

1)   LEONARD BELL
2)   MAX LINK
3)   WILLIAM R. KELLER
4)   JOSEPH A. MADRI
5)   LARRY L. MATHIS
6)   R. DOUGLAS NORBY
7)   ALVIN S. PARVEN
8)   ANDREAS RUMMELT
9)   ANN M. VENEMAN

2.  RATIFICATION OF APPOINTMENT BY THE BOARD OF DIRECTORS OF
PRICEWATERHOUSECOOPERS LLP AS ALEXION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
 For  For
3. APPROVAL OF A NON-BINDING ADVISORY VOTE OF THE COMPENSATION PAID TO ALEXION'S NAMED EXECUTIVE OFFICERS.
 For  For


November 18, 2011
AUTOZONE, INC.
 2011 Annual Meeting of Shareholders

Wednesday, December 14, 2011

For holders as of:  10/17/2011

Cusip:  053332-102      Ticker:  auzo

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A  ELECTION OF DIRECTOR: WILLIAM C. CROWLEY
 For  For
1B  ELECTION OF DIRECTOR: SUE E. GOVE
 For  For
1C  ELECTION OF DIRECTOR: EARL G. GRAVES, JR.
 For  For
1D  ELECTION OF DIRECTOR: ROBERT R. GRUSKY
 For  For
1E  ELECTION OF DIRECTOR: J.R. HYDE, III
 For  For
1F  ELECTION OF DIRECTOR: W. ANDREW MCKENNA
 For  For
1G  ELECTION OF DIRECTOR: GEORGE R. MRKONIC, JR.
 For  For
1H  ELECTION OF DIRECTOR: LUIS P. NIETO
 For  For
1I  ELECTION OF DIRECTOR: WILLIAM C. RHODES, III
 For  For
02 RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2012 FISCAL YEAR.
 For  For
03  APPROVAL OF ADVISORY PROPOSAL ON EXECUTIVE COMPENSATION.
 For  For
04 ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.
 1 Year  1 Year

June 19, 2012
BE AEROSPACE, INC.
 2012 Annual Meeting of Shareholders

Wednesday, July 25, 2012

For holders as of:  05/29/2012

Cusip:  073302-101    Ticker:  BEAV

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1.  DIRECTOR
1)   RICHARD G. HAMERMESH
2)   AMIN J. KHOURY
 For  For All Nominees

1)   RICHARD G. HAMERMESH
2)   AMIN J. KHOURY

2.  SAY ON PAY - AN ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION.
 For  For
3. PROPOSAL TO AMEND THE CERTIFICATE OF INCORPORATION TO CHANGE THE COMPANY NAME TO "B/E AEROSPACE, INC."
 For  For
4. PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2012 FISCAL YEAR.
 For  For
5.  PROPOSAL TO AMEND THE BE AEROSPACE, INC. 2005 LONG-TERM INCENTIVE PLAN.
 For  For

May 8, 2012
BIOGEN IDEC INC.
 2012 Annual Meeting of Shareholders

Friday, June 8, 2012

For holders as of:  04/10/2012

Cusip:  09062X-103    Ticker:  BIIB

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A.  ELECTION OF DIRECTOR: CAROLINE D. DORSA
 For  For
1B.  ELECTION OF DIRECTOR: STELIOS PAPADOPOULOS
 For  For
1C.  ELECTION OF DIRECTOR: GEORGE A. SCANGOS
 For  For
1D.  ELECTION OF DIRECTOR: LYNN SCHENK
 For  For
1E.  ELECTION OF DIRECTOR: ALEXANDER J. DENNER
 For  For
1F.  ELECTION OF DIRECTOR: NANCY L. LEAMING
 For  For
1G.  ELECTION OF DIRECTOR: RICHARD C. MULLIGAN
 For  For
1H.  ELECTION OF DIRECTOR: ROBERT W. PANGIA
 For  For
1I.  ELECTION OF DIRECTOR: BRIAN S. POSNER
 For  For
1J.  ELECTION OF DIRECTOR: ERIC K. ROWINSKY
 For  For
1K.  ELECTION OF DIRECTOR: STEPHEN A. SHERWIN
 For  For
1L.  ELECTION OF DIRECTOR: WILLIAM D. YOUNG
 For  For
2. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS BIOGEN IDEC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.
 For  For
3.  SAY ON PAY - AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.
 For  For
4. TO APPROVE AN AMENDMENT TO BIOGEN IDEC'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION ESTABLISHING DELAWARE AS EXCLUSIVE FORUM FOR CERTAIN DISPUTES.
 For  For
5. TO APPROVE AN AMENDMENT TO BIOGEN IDEC'S SECOND AMENDED AND RESTATED BYLAWS PERMITTING HOLDERS OF AT LEAST 25% OF COMMON STOCK TO CALL SPECIAL MEETINGS.
 For  For

May 21, 2012
CELGENE CORPORATION
 2012 Annual Meeting of Shareholders

Wednesday, June 13, 2012

For holders as of:  04/18/2012

Cusip:  151020-104     Ticker:  CELG

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1.  DIRECTOR
1)   ROBERT J. HUGIN
2)   R.W. BARKER, D. PHIL.
3)   MICHAEL D. CASEY
4)   CARRIE S. COX
5)   RODMAN L. DRAKE
6)   M.A. FRIEDMAN, M.D.
7)   GILLA KAPLAN, PH.D.
8)   JAMES J. LOUGHLIN
9)   ERNEST MARIO, PH.D.
 For  For All Nominees

1)   ROBERT J. HUGIN
2)   R.W. BARKER, D. PHIL.
3)   MICHAEL D. CASEY
4)   CARRIE S. COX
5)   RODMAN L. DRAKE
6)   M.A. FRIEDMAN, M.D.
7)   GILLA KAPLAN, PH.D.
8)   JAMES J. LOUGHLIN
9)   ERNEST MARIO, PH.D.

2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.
 For  For
3.  APPROVAL OF AN AMENDMENT TO THE COMPANY'S 2008 STOCK INCENTIVE PLAN.
 For  For
4. APPROVAL, BY NON-BINDING VOTE, OF EXECUTIVE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.
 For  For
5. STOCKHOLDER PROPOSAL DESCRIBED IN MORE DETAIL IN THE PROXY STATEMENT. Against Against

April 25, 2012
COLFAX CORP
 2012 Annual Meeting of Shareholders

Wednesday, May 16, 2012

For holders as of:  03/26/2012

Cusip:  194014-106    Ticker:  CFX

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A.  ELECTION OF DIRECTOR: MITCHELL P. RALES
 For  For
1B.  ELECTION OF DIRECTOR: CLAY H. KIEFABER
 For  For
1C.  ELECTION OF DIRECTOR: PATRICK W. ALLENDER
 For  For
1D.  ELECTION OF DIRECTOR: JOSEPH O. BUNTING III
 For  For
1E.  ELECTION OF DIRECTOR: THOMAS S. GAYNER
 For  For
1F.  ELECTION OF DIRECTOR: RHONDA L. JORDAN
 For  For
1G.  ELECTION OF DIRECTOR: SAN W. ORR, III
 For  For
1H.  ELECTION OF DIRECTOR: CLAYTON PERFALL
 For  For
1I.  ELECTION OF DIRECTOR: STEVEN E. SIMMS
 For  For
1J.  ELECTION OF DIRECTOR: RAJIV VINNAKOTA
 For  For
2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS COLFAX CORPORATION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR 2012.
 For  For
3. TO APPROVE THE AMENDMENT AND RESTATEMENT OF THE COLFAX CORPORATION 2008 OMNIBUS INCENTIVE PLAN.
 For  For
4.  TO APPROVE THE MATERIAL TERMS OF PAYMENT OF INCENTIVE COMPENSATION.
 For  For












































May 16, 2012
CONTINENTAL RESOURCES, INC.
 2012 Annual Meeting of Shareholders

Thursday, June 14, 2012

For holders as of:  04/17/2012

Cusip:  212015-101   Ticker:  CLR

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1  DIRECTOR
1)   LON MCCAIN
2)   MARK E. MONROE
3)   EDWARD T. SCHAFER
 For  For All Nominees

1)   LON MCCAIN
2)   MARK E. MONROE
3)   EDWARD T. SCHAFER

2 RATIFICATION OF GRANT THORNTON LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
 For  For

October 24, 2011
DFC GLOBAL CORP
 2011 Annual Meeting of Shareholders

Thursday, November 10, 2011

For holders as of:  09/23/2011

Cusip:  23324T-107  Ticker:  dllr

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

01  DIRECTOR
1)   JEFFREY A. WEISS
2)   RONALD MCLAUGHLIN
 For  For All Nominees

1)   JEFFREY A. WEISS
2)   RONALD MCLAUGHLIN

02 APPROVE, BY NON-BINDING VOTE, THE COMPENSATION OF NAMED EXECUTIVE OFFICERS AS DESCRIBED IN THE PROXY STATEMENT.
 For  For
03 TO RECOMMEND, BY NON-BINDING VOTE THE FREQUENCY OF EXECUTIVE COMPENSATION VOTES TO BE EVERY ONE, TWO OR THREE YEARS.
 3 Years  3 Years
04 RATIFICATION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED ACCOUNTANTS FOR THE FISCAL YEAR ENDING JUNE 30, 2012.
 For  For

April 11, 2012
E*TRADE FINANCIAL CORPORATION
 2012 Annual Meeting of Shareholders

Thursday, May 10, 2012

For holders as of:  03/12/2012

Cusip:  269246-401   Ticker:  ETFC

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1. TO AMEND THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION AND DECLASSIFY THE COMPANY'S BOARD OF DIRECTORS
 For  For
2A.  ELECTION OF DIRECTOR: RODGER A. LAWSON
 For  For
2B.  ELECTION OF DIRECTOR: FRANK J. PETRILLI
 For  For
2C.  ELECTION OF DIRECTOR: REBECCA SAEGER
 For  For
2D.  ELECTION OF DIRECTOR: JOSEPH L. SCLAFANI
 For  For
2E.  ELECTION OF DIRECTOR: STEPHEN H. WILLARD
 For  For
3. TO APPROVE THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS, AS DISCLOSED IN THE PROXY STATEMENT FOR THE 2012 ANNUAL MEETING
 For  For
4. TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012
 For  For

April 17, 2012
GNC HOLDINGS INC.
 2012 Annual Meeting of Shareholders

Thursday, April 19, 2012

For holders as of:  02/23/2012

Cusip:  36191G-107    Ticker:  GNC

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1.  DIRECTOR
1)   ANDREW CLAERHOUT
2)   DAVID B. KAPLAN
3)   AMY B. LANE
4)   RICHARD J. WALLACE
 For  For All Nominees

1)   ANDREW CLAERHOUT
2)   DAVID B. KAPLAN
3)   AMY B. LANE
4)   RICHARD J. WALLACE

2. THE RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR THE COMPANY'S 2012 FISCAL YEAR.
 For  For
3. THE APPROVAL, BY NON-BINDING VOTE, OF THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS IN 2011, AS DISCLOSED IN THE ACCOMPANYING PROXY MATERIALS.
 For  For
4. A RECOMMENDATION, BY NON-BINDING VOTE, OF THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.
 1 Year  1 Year

May 22, 2012
GOOGLE INC.
 2012 Annual Meeting of Shareholders

Thursday, June 21, 2012

For holders as of:  04/23/2012

Cusip:  38259P-508    Ticker:  GOOG

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1.  ELECTION OF DIRECTORS. NOMINEES:

1)   LARRY PAGE
2)   SERGEY BRIN
3)   ERIC E. SCHMIDT
4)   L. JOHN DOERR
5)   DIANE B. GREENE
6)   JOHN L. HENNESSY
7)   ANN MATHER
8)   PAUL S. OTELLINI
9)   K. RAM SHRIRAM
10)   SHIRLEY M. TILGHMAN
 For  For All Nominees

1)   LARRY PAGE
2)   SERGEY BRIN
3)   ERIC E. SCHMIDT
4)   L. JOHN DOERR
5)   DIANE B. GREENE
6)   JOHN L. HENNESSY
7)   ANN MATHER
8)   PAUL S. OTELLINI
9)   K. RAM SHRIRAM
10)   SHIRLEY M. TILGHMAN

2. THE RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS GOOGLE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.
 For  For
3A. PROPOSAL 3 - THE APPROVAL OF THE ADOPTION OF GOOGLE'S FOURTH AMENDED AND RESTATED CERTIFICATE OF INCORPORATION*:

THE APPROVAL OF THE ADOPTION OF AMENDMENTS TO GOOGLE'S THIRD AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO ESTABLISH THE CLASS C CAPITAL STOCK AND TO MAKE CERTAIN CLARIFYING CHANGES.
 For  For
3B. THE APPROVAL OF THE ADOPTION OF AMENDMENTS TO GOOGLE'S THIRD AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF CLASS A COMMON STOCK FROM 6 BILLION TO 9 BILLION.
 For  For
3C. THE APPROVAL OF THE ADOPTION OF AMENDMENTS TO GOOGLE'S THIRD AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO PROVIDE FOR THE TREATMENT OF SHARES OF CLASS A COMMON STOCK IN A MANNER THAT IS AT LEAST AS FAVORABLE AS THE SHARES OF CLASS B COMMON STOCK.

* EACH OF THE PROPOSALS COMPRISING PROPOSAL 3 IS CROSS-CONDITIONED UPON THE APPROVAL BY OUR STOCKHOLDERS OF ALL OF THE PROPOSALS COMPRISING PROPOSAL 3. NONE OF PROPOSALS 3A, 3B, OR 3C WILL BE DEEMED APPROVED UNLESS ALL OF THEM ARE APPROVED. THE APPROVAL OF EACH OF THE PROPOSALS COMPRISING PROPOSAL 3 SHALL CONSTITUTE THE REQUISITE APPROVAL OF THE ADOPTION OF GOOGLE'S FOURTH AMENDED AND RESTATED CERTIFICATE OF INCORPORATION AS REQUIRED BY DELAWARE LAW.
 For  For
4.  THE APPROVAL OF GOOGLE'S 2012 STOCK PLAN.
 For  For
5. THE APPROVAL OF GOOGLE'S 2012 INCENTIVE COMPENSATION PLAN FOR EMPLOYEES AND CONSULTANTS OF MOTOROLA MOBILITY.
 For  For
6. A STOCKHOLDER PROPOSAL REGARDING AN ADVISORY VOTE ON POLITICAL CONTRIBUTIONS, IF PROPERLY PRESENTED AT THE MEETING.
 Against  Against
7. A STOCKHOLDER PROPOSAL REGARDING MANDATORY ARBITRATION OF CERTAIN SHAREHOLDER CLAIMS, IF PROPERLY PRESENTED AT THE MEETING.
 Against  Against
8. A STOCKHOLDER PROPOSAL REGARDING EQUAL SHAREHOLDER VOTING, IF PROPERLY PRESENTED AT THE MEETING.
 Against  Against

March 27, 2012
W.W. GRAINGER, INC.
 2012 Annual Meeting of Shareholders

Wednesday, April 25, 2012

For holders as of:  03/05/2012

Cusip:  384802-104   Ticker:  GWW

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1  DIRECTOR
1)   BRIAN P. ANDERSON
2)   WILBUR H. GANTZ
3)   V. ANN HAILEY
4)   WILLIAM K. HALL
5)   STUART L. LEVENICK
6)   JOHN W. MCCARTER, JR.
7)   NEIL S. NOVICH
8)   MICHAEL J. ROBERTS
9)   GARY L. ROGERS
10)   JAMES T. RYAN
11)   E. SCOTT SANTI
12)   JAMES D. SLAVIK
 For  For All Nominees

1)   BRIAN P. ANDERSON
2)   WILBUR H. GANTZ
3)   V. ANN HAILEY
4)   WILLIAM K. HALL
5)   STUART L. LEVENICK
6)   JOHN W. MCCARTER, JR.
7)   NEIL S. NOVICH
8)   MICHAEL J. ROBERTS
9)   GARY L. ROGERS
10)   JAMES T. RYAN
11)   E. SCOTT SANTI
12)   JAMES D. SLAVIK

2 PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITOR FOR THE YEAR ENDING DECEMBER 31, 2012.
 For  For
3 SAY ON PAY: ADVISORY PROPOSAL TO APPROVE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.
 For  For

March 23, 2012
HONEYWELL INTERNATIONAL INC.
 2012 Annual Meeting of Shareholders

Monday, April 23, 2012

For holders as of:  02/24/2012

Cusip:  438516-106   Ticker:  HON

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A.  ELECTION OF DIRECTOR: GORDON M. BETHUNE
 For  For
1B.  ELECTION OF DIRECTOR: KEVIN BURKE
 For  For
1C.  ELECTION OF DIRECTOR: JAIME CHICO PARDO
 For  For
1D.  ELECTION OF DIRECTOR: DAVID M. COTE
 For  For
1E.  ELECTION OF DIRECTOR: D. SCOTT DAVIS
 For  For
1F.  ELECTION OF DIRECTOR: LINNET F. DEILY
 For  For
1G.  ELECTION OF DIRECTOR: JUDD GREGG
 For  For
1H.  ELECTION OF DIRECTOR: CLIVE R. HOLLICK
 For  For
1I.  ELECTION OF DIRECTOR: GEORGE PAZ
 For  For
1J.  ELECTION OF DIRECTOR: BRADLEY T. SHEARES
 For  For
2.  APPROVAL OF INDEPENDENT ACCOUNTANTS.
 For  For
3.  ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.
 For  For
4.  INDEPENDENT BOARD CHAIRMAN.
 Against  Against
5.  POLITICAL CONTRIBUTIONS.
 Against  Against

March 30, 2012
INTERNATIONAL BUSINESS MACHINES CORP.
 2012 Annual Meeting of Shareholders

Tuesday, April 24, 2012

For holders as of:  02/24/2012

Cusip:  459200-101     Ticker:          IBM

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A  ELECTION OF DIRECTOR: A. J. P. BELDA
 For  For
1B  ELECTION OF DIRECTOR: W. R. BRODY
 For  For
1C  ELECTION OF DIRECTOR: K. I. CHENAULT
 For  For
1D  ELECTION OF DIRECTOR: M. L. ESKEW
 For  For
1E  ELECTION OF DIRECTOR: D. N. FARR
 For  For
1F  ELECTION OF DIRECTOR: S. A. JACKSON
 For  For
1G  ELECTION OF DIRECTOR: A. N. LIVERIS
 For  For
1H  ELECTION OF DIRECTOR: W. J. MCNERNEY, JR.
 For  For
1I  ELECTION OF DIRECTOR: J. W. OWENS
 For  For
1J  ELECTION OF DIRECTOR: S. J. PALMISANO
 For  For
1K  ELECTION OF DIRECTOR: V. M. ROMETTY
 For  For
1L  ELECTION OF DIRECTOR: J. E. SPERO
 For  For
1M  ELECTION OF DIRECTOR: S. TAUREL
 For  For
1N  ELECTION OF DIRECTOR: L. H. ZAMBRANO
 For  For
02 RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (PAGE 71)
 For  For
03  ADVISORY VOTE ON EXECUTIVE COMPENSATION (PAGE 72)
 For  For
04  STOCKHOLDER PROPOSAL ON CUMULATIVE VOTING (PAGE 73)
 Against  Against
05 STOCKHOLDER PROPOSAL TO REVIEW POLITICAL CONTRIBUTIONS - TRADE ASSOCIATIONS POLICY (PAGE 74)
 Against  Against
06  STOCKHOLDER PROPOSAL FOR DISCLOSURE OF LOBBYING POLICIES AND PRACTICES (PAGE
75)
 Against  Against

March 16, 2012
INTUITIVE SURGICAL, INC.
 2012 Annual Meeting of Shareholders

Thursday, April 19, 2012

For holders as of:  02/27/2012

Cusip:  46120E-602  Ticker:  ISRG


THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1.1  ELECTION OF DIRECTOR: GARY S. GUTHART, PH.D.
 For  For
1.2  ELECTION OF DIRECTOR: MARK J. RUBASH
 For  For
1.3  ELECTION OF DIRECTOR: LONNIE M. SMITH
 For  For
2. TO APPROVE THE AMENDMENT AND RESTATEMENT OF THE COMPANY'S 2010 INCENTIVE AWARD PLAN
 For  For
3.  TO APPROVE, BY ADVISORY VOTE, THE COMPENSATION OF OUR NAMED EXECUTIVE
OFFICERS
 For  For
4. TO APPROVE THE AMENDMENT TO THE CERTIFICATE OF INCORPORATION TO ELIMINATE THE CLASSIFIED STRUCTURE OF THE BOARD AND TO PROVIDE FOR THE ANNUAL ELECTION OF DIRECTORS
 For  For
5. THE RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012
 For  For

April 11, 2012
KINDER MORGAN INC
 2012 Annual Meeting of Shareholders

Wednesday, May 9, 2012

For holders as of:  03/19/2012

Cusip:  49456B-101   Ticker:  KMI

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1  DIRECTOR
1)   RICHARD D. KINDER
2)   C. PARK SHAPER
3)   STEVEN J. KEAN
4)   HENRY CORNELL
5)   DEBORAH A. MACDONALD
6)   MICHAEL MILLER
7)   MICHAEL C. MORGAN
8)   KENNETH A. PONTARELLI
9)   FAYEZ SAROFIM
10)   JOEL V. STAFF
11)   JOHN STOKES
12)   R. BARAN TEKKORA
13)   GLENN A. YOUNGKIN
 For  For All Nominees

1)   RICHARD D. KINDER
2)   C. PARK SHAPER
3)   STEVEN J. KEAN
4)   HENRY CORNELL
5)   DEBORAH A. MACDONALD
6)   MICHAEL MILLER
7)   MICHAEL C. MORGAN
8)   KENNETH A. PONTARELLI
9)   FAYEZ SAROFIM
10)   JOEL V. STAFF
11)   JOHN STOKES
12)   R. BARAN TEKKORA
13)   GLENN A. YOUNGKIN

2 THE RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012.
 For  For
3 THE APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.
 For  For
4 THE FREQUENCY WITH WHICH WE WILL HOLD AN ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.
 3 Years  3 Years

March 27, 2012
KKR FINANCIAL HOLDINGS LLC
 2012 Annual Meeting of Shareholders

Wednesday, April 25, 2012

For holders as of:  03/05/2012

Cusip:  48248A-306     Ticker:  KFN

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1.  DIRECTOR
1)   TRACY L. COLLINS
2)   ROBERT L. EDWARDS
3)   VINCENT PAUL FINIGAN
4)   PAUL M. HAZEN
5)   R. GLENN HUBBARD
6)   ROSS J. KARI
7)   ELY L. LICHT
8)   DEBORAH H. MCANENY
9)   SCOTT C. NUTTALL
10)   SCOTT A. RYLES
11)   WILLIAM C. SONNEBORN
12)   WILLY R. STROTHOTTE
 For  For All Nominees

1)   TRACY L. COLLINS
2)   ROBERT L. EDWARDS
3)   VINCENT PAUL FINIGAN
4)   PAUL M. HAZEN
5)   R. GLENN HUBBARD
6)   ROSS J. KARI
7)   ELY L. LICHT
8)   DEBORAH H. MCANENY
9)   SCOTT C. NUTTALL
10)   SCOTT A. RYLES
11)   WILLIAM C. SONNEBORN
12)   WILLY R. STROTHOTTE

2. TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT OF DELOITTE & TOUCHE LLP AS KKR FINANCIAL HOLDINGS LLC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2012.
 For  For

May 17, 2012
LINKEDIN CORPORATION
 2012 Annual Meeting of Shareholders

Thursday, June 14, 2012

For holders as of:  04/20/2012

Cusip:  53578A-108    Ticker:  LNKD

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1  DIRECTOR
1)   LESLIE KILGORE
2)   JEFFREY WEINER
 For  For All Nominees

1)   LESLIE KILGORE
2)   JEFFREY WEINER

2  ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.
 For  For
3 ADVISORY VOTE REGARDING THE FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION.
 3 Years  3 Years
4 RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS OF LINKEDIN CORPORATION FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012
 For  For












May 8, 2012
MASTERCARD INCORPORATED
 2012 Annual Meeting of Shareholders

Tuesday, June 5, 2012

For holders as of:  04/10/2012

Cusip:  57636Q-104    Ticker:  MA

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A.  ELECTION OF DIRECTOR: AJAY BANGA
 For  For
1B.  ELECTION OF DIRECTOR: DAVID R. CARLUCCI
 For  For
1C.  ELECTION OF DIRECTOR: STEVEN J. FREIBERG
 For  For
1D.  ELECTION OF DIRECTOR: RICHARD HAYTHORNTHWAITE
 For  For
1E.  ELECTION OF DIRECTOR: MARC OLIVIE
 For  For
1F.  ELECTION OF DIRECTOR: RIMA QURESHI
 For  For
1G.  ELECTION OF DIRECTOR: MARK SCHWARTZ
 For  For
1H.  ELECTION OF DIRECTOR: JACKSON P. TAI
 For  For
2.  ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION
 For  For
3. APPROVAL OF THE COMPANY'S AMENDED AND RESTATED 2006 NON-EMPLOYEE DIRECTOR EQUITY COMPENSATION PLAN
 For  For
4. APPROVAL OF THE COMPANY'S AMENDED AND RESTATED 2006 LONG TERM INCENTIVE PLAN For For
5. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR 2012
 For  For

April 11, 2012
MGIC INVESTMENT CORPORATION
 2012 Annual Meeting of Shareholders

Thursday, April 26, 2012

For holders as of:  03/02/2012

Cusip:  552848-103   Ticker:  MTG

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1.  DIRECTOR
1)   CURT S. CULVER
2)   TIMOTHY A. HOLT
3)   WILLIAM A. MCINTOSH
4)   LESLIE M. MUMA
5)   MARK M. ZANDI
 For  For All Nominees

1)   CURT S. CULVER
2)   TIMOTHY A. HOLT
3)   WILLIAM A. MCINTOSH
4)   LESLIE M. MUMA
5)   MARK M. ZANDI

2. PROPOSAL TO AMEND THE ARTICLES OF INCORPORATION TO INCREASE THE AUTHORIZED COMMON STOCK FROM 460,000,000 TO 680,000,000 SHARES
 For  For
3.  ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION
 For  For
4. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012
 For  For

January 9, 2012
NUANCE COMMUNICATIONS, INC.
 2012 Annual Meeting of Shareholders

Friday, January 27, 2012

For holders as of:  12/02/2011

Cusip:  67020Y-100    Ticker:  NUAN

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A  ELECTION OF DIRECTOR: PAUL A. RICCI
 For  For
1B  ELECTION OF DIRECTOR: ROBERT G. TERESI
 For  For
1C  ELECTION OF DIRECTOR: ROBERT J. FRANKENBERG
 For  For
1D  ELECTION OF DIRECTOR: KATHARINE A. MARTIN
 For  For
1E  ELECTION OF DIRECTOR: PATRICK T. HACKETT
 For  For
1F  ELECTION OF DIRECTOR: WILLIAM H. JANEWAY
 For  For
1G  ELECTION OF DIRECTOR: MARK B. MYERS
 For  For
1H  ELECTION OF DIRECTOR: PHILIP J. QUIGLEY
 For  For
1I  ELECTION OF DIRECTOR: MARK R. LARET
 For  For
02  TO APPROVE AN AMENDMENT TO THE AMENDED AND RESTATED 2000 STOCK PLAN.
 For  For
03  TO APPROVE NON-BINDING ADVISORY RESOLUTION REGARDING EXECUTIVE COMPENSATION.
 For  For
04 TO RECOMMEND, BY NON-BINDING VOTE, THE FREQUENCY OF EXECUTIVE COMPENSATION VOTES.
 1 Year  1 Year
05 TO RATIFY THE APPOINTMENT OF BDO USA, LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2012.
 For  For

September 6, 2011
ORACLE CORPORATION
 2011 Annual Meeting of Shareholders

Wednesday, October 12, 2011

For holders as of:  08/15/2011

Cusip:  68389X-105    Ticker:  orcl

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1  DIRECTOR
1)   JEFFREY S. BERG
2)   H. RAYMOND BINGHAM
3)   MICHAEL J. BOSKIN
4)   SAFRA A. CATZ
5)   BRUCE R. CHIZEN
6)   GEORGE H. CONRADES
7)   LAWRENCE J. ELLISON
8)   HECTOR GARCIA-MOLINA
9)   JEFFREY O. HENLEY
10)   MARK V. HURD
11)   DONALD L. LUCAS
12)   NAOMI O. SELIGMAN
 For  For All Nominees

1)   JEFFREY S. BERG
2)   H. RAYMOND BINGHAM
3)   MICHAEL J. BOSKIN
4)   SAFRA A. CATZ
5)   BRUCE R. CHIZEN
6)   GEORGE H. CONRADES
7)   LAWRENCE J. ELLISON
8)   HECTOR GARCIA-MOLINA
9)   JEFFREY O. HENLEY
10)   MARK V. HURD
11)   DONALD L. LUCAS
12)   NAOMI O. SELIGMAN

2  ADVISORY VOTE ON EXECUTIVE COMPENSATION.
 For  For
3 ADVISORY VOTE ON THE FREQUENCY OF FUTURE VOTES RELATING TO EXECUTIVE COMPENSATION.
 None  No Vote
4 PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG AS THE INDEPENDENT PUBLIC ACCOUNTING FIRM FOR FISCAL 2012.
 For  For
5  ACT ON A STOCKHOLDER PROPOSAL REGARDING EQUITY RETENTION.
 Against  Against

May 8, 2012
PANERA BREAD COMPANY
 2012 Annual Meeting of Shareholders

Thursday, May 17, 2012

For holders as of:  03/26/2012

Cusip:  69840W-108     Ticker:  PNRA

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1.  DIRECTOR
1)   DOMENIC COLASACCO
2)   THOMAS E. LYNCH
 For  For All Nominees

1)   DOMENIC COLASACCO
2)   THOMAS E. LYNCH

2. TO APPROVE, IN A NON-BINDING ADVISORY VOTE, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.
 For  For
3. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 25, 2012.
 For  For

September 26, 2011
PERRIGO COMPANY
 2011 Annual Meeting of Shareholders

Wednesday, October 26, 2011

For holders as of:  09/02/2011

Cusip:  714290-103   Ticker:  PRGO

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

01  DIRECTOR
1)   GARY K. KUNKLE, JR.
2)   HERMAN MORRIS, JR.
3)   BEN-ZION ZILBERFARB
 For  For All Nominees

1)   GARY K. KUNKLE, JR.
2)   HERMAN MORRIS, JR.
3)   BEN-ZION ZILBERFARB

02 AN ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.
 For  For
03 AN ADVISORY VOTE ON THE FREQUENCY OF ADVISORY VOTES ON THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.
 1 Year  1 Year
04 RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2012.
 For  For

April 13, 2012
PHILIP MORRIS INTERNATIONAL INC.
 2012 Annual Meeting of Shareholders

Wednesday, May 9, 2012

For holders as of:  03/16/2012

Cusip:  718172-109    Ticker:  PM

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A.  ELECTION OF DIRECTOR: HAROLD BROWN
 For  For
1B.  ELECTION OF DIRECTOR: MATHIS CABIALLAVETTA
 For  For
1C.  ELECTION OF DIRECTOR: LOUIS C. CAMILLERI
 For  For
1D.  ELECTION OF DIRECTOR: J. DUDLEY FISHBURN
 For  For
1E.  ELECTION OF DIRECTOR: JENNIFER LI
 For  For
1F.  ELECTION OF DIRECTOR: GRAHAM MACKAY
 For  For
1G.  ELECTION OF DIRECTOR: SERGIO MARCHIONNE
 For  For
1H.  ELECTION OF DIRECTOR: KALPANA MORPARIA
 For  For
1I.  ELECTION OF DIRECTOR: LUCIO A. NOTO
 For  For
1J.  ELECTION OF DIRECTOR: ROBERT B. POLET
 For  For
1K.  ELECTION OF DIRECTOR: CARLOS SLIM HELU
 For  For
1L.  ELECTION OF DIRECTOR: STEPHEN M. WOLF
 For  For
2.  RATIFICATION OF THE SELECTION OF INDEPENDENT AUDITORS
 For  For
3.  ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION
 For  For
4. APPROVAL OF THE PHILIP MORRIS INTERNATIONAL INC. 2012 PERFORMANCE INCENTIVE PLAN
 For  For
5.  STOCKHOLDER PROPOSAL 1 - INDEPENDENT BOARD CHAIR
 Against  Against
6.  STOCKHOLDER PROPOSAL 2 - CREATE AN INDEPENDENT ETHICS COMMITTEE
 Against  Against







































April 11, 2012
RACKSPACE HOSTING, INC.
 2012 Annual Meeting of Shareholders

Wednesday, May 2, 2012

For holders as of:  03/09/2012

Cusip:  750086-100    Ticker:  RAX

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A  ELECTION OF DIRECTOR: S. JAMES BISHKIN
 For  For
1B  ELECTION OF DIRECTOR: FRED REICHHELD
 For  For
1C  ELECTION OF DIRECTOR: MARK P. MELLIN
 For  For
02 RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.
 For  For
03 APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE AMENDED AND RESTATED 2007 LONG TERM INCENTIVE PLAN.
 For  For

April 25, 2012
ROSS STORES, INC.
 2012 Annual Meeting of Shareholders

Wednesday, May 16, 2012

For holders as of:  03/20/2012

Cusip:  778296-103    Ticker:  ROST

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1.  DIRECTOR
1)   MICHAEL BALMUTH
2)   K. GUNNAR BJORKLUND
3)   SHARON D. GARRETT
 For  For All Nominees

1)   MICHAEL BALMUTH
2)   K. GUNNAR BJORKLUND
3)   SHARON D. GARRETT

2. ADVISORY VOTE TO APPROVE THE RESOLUTION ON THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.
 For  For
3. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING FEBRUARY 2, 2013.
 For  For
4. STOCKHOLDER PROPOSAL BY THE SHEET METAL WORKERS' NATIONAL PENSION FUND, IF PROPERLY PRESENTED AT THE MEETING.
 Against  Against

April 27, 2012
SELECT COMFORT CORPORATION
 2012 Annual Meeting of Shareholders

Wednesday, May 30, 2012

For holders as of:  04/04/2012

Cusip:  81616X-103    Ticker:  SCSS

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1.  DIRECTOR
1)   STEPHEN L. GULIS, JR.
2)   BRENDA J. LAUDERBACK
3)   ERVIN R. SHAMES
 For  For All Nominees

1)   STEPHEN L. GULIS, JR.
2)   BRENDA J. LAUDERBACK
3)   ERVIN R. SHAMES

2.  ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.
 For  For
3. ADVISORY VOTE ON THE RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 29, 2012.
 For  For

April 17, 2012
SOLARWINDS, INC.
 2012 Annual Meeting of Shareholders

Thursday, May 17, 2012

For holders as of:  03/19/2012

Cusip:  83416B-109    Ticker:  SWI

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1.  DIRECTOR
1)   ELLEN F. SIMINOFF
2)   LLOYD G. WATERHOUSE
 For  For All Nominees

1)   ELLEN F. SIMINOFF
2)   LLOYD G. WATERHOUSE

2. RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.
 For  For
3. APPROVE, BY NON-BINDING BASIS, THE COMPANY'S OVERALL EXECUTIVE COMPENSATION PROGRAM, AS DESCRIBED IN THE COMPENSATION DISCUSSION AND ANALYSIS, THE COMPENSATION TABLES AND THE RELATED NARRATIVES AND OTHER MATERIALS IN THE PROXY STATEMENT.
 For  For
4. APPROVAL OF A STOCKHOLDER PROPOSAL TO REQUEST BOARD TO INITIATE AN APPROPRIATE PROCESS TO AMEND THE COMPANY'S CERTIFICATE OF INCORPORATION AND/OR BYLAWS TO PROVIDE THAT DIRECTOR NOMINEES SHALL BE ELECTED BY AFFIRMATIVE VOTE OF THE MAJORITY OF VOTES CAST AT AN ANNUAL MEETING OF STOCKHOLDERS, WITH A PLURALITY VOTE STANDARD RETAINED FOR CONTESTED DIRECTOR ELECTIONS.
 Against  Against

April 16, 2012
SXC HEALTH SOLUTIONS CORP.
 2012 Special Meeting of Shareholders

Wednesday, May 16, 2012

For holders as of:  03/19/2012

Cusip:  78505P-100    Ticker:  SXCI

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1.  DIRECTOR
1)   MARK A. THIERER
2)   STEVEN D. COSLER
3)   PETER J. BENSEN
4)   WILLIAM J. DAVIS
5)   PHILIP R. REDDON
6)   CURTIS J. THORNE
7)   ANTHONY R. MASSO
 For  For All Nominees

1)   MARK A. THIERER
2)   STEVEN D. COSLER
3)   PETER J. BENSEN
4)   WILLIAM J. DAVIS
5)   PHILIP R. REDDON
6)   CURTIS J. THORNE
7)   ANTHONY R. MASSO

2. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION, AS DISCLOSED IN THIS PROXY CIRCULAR AND PROXY STATEMENT.
 For  For
3. TO APPOINT KPMG LLP, AS AUDITORS OF THE COMPANY AND TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX THE AUDITOR'S REMUNERATION AND TERMS OF ENGAGEMENT.
 For  For

June 12, 2012    Accurate | Dependable | Efficient
SXC HEALTH SOLUTIONS CORP.
 2012 Special Meeting of Shareholders

Monday, July 2, 2012

For holders as of:  05/31/2012

Cusip:  78505P-100    Ticker:  SXCI

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1. TO APPROVE THE ISSUANCE OF SHARES OF SXC COMMON STOCK PURSUANT TO THE AGREEMENT AND PLAN OF MERGER, DATED AS OF APRIL 17, 2012, BY AND AMONG SXC HEALTH SOLUTIONS CORP., SXC HEALTH SOLUTIONS, INC., CATAMARAN I CORP., CATAMARAN II LLC AND CATALYST HEALTH SOLUTIONS, INC.
 For  For
2. TO AMEND THE SXC HEALTH SOLUTIONS CORP. LONG TERM INCENTIVE PLAN TO INCREASE THE MAXIMUM NUMBER OF SHARES OF COMPANY COMMON STOCK THE COMPANY MAY ISSUE UNDER THE PLAN BY 2,500,000 (WHICH AMENDMENT WILL NOT BE IMPLEMENTED IF THE MERGER DESCRIBED IN THE ACCOMPANYING JOINT PROXY STATEMENT/PROSPECTUS IS NOT CONSUMMATED).
 For  For
3. TO AMEND THE SXC HEALTH SOLUTIONS CORP. ARTICLES OF CONTINUANCE TO EFFECT A CHANGE IN THE CORPORATE NAME OF THE COMPANY FROM "SXC HEALTH SOLUTIONS CORP." TO "CATAMARAN CORPORATION" (WHICH AMENDMENT WILL NOT BE IMPLEMENTED IF THE MERGER DESCRIBED IN THE ACCOMPANYING JOINT PROXY STATEMENT/PROSPECTUS IS NOT CONSUMMATED).
 For  For
4. TO ADJOURN THE SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES IN FAVOR OF PROPOSAL 1.
 For  For

April 11, 2012
THE CHARLES SCHWAB CORPORATION
 2012 Annual Meeting of Shareholders

Thursday, May 17, 2012

For holders as of:  03/19/2012

Cusip:  808513-105   Ticker:  SCHW

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A  ELECTION OF DIRECTOR: NANCY H. BECHTLE
 For  For
1B  ELECTION OF DIRECTOR: WALTER W. BETTINGER II
 For  For
1C  ELECTION OF DIRECTOR: C. PRESTON BUTCHER
 For  For
2.  RATIFICATION OF INDEPENDENT AUDITORS
 For  For
3.  ADVISORY APPROVAL OF NAMED EXECUTIVE OFFICER COMPENSATION
 For  For
4. APPROVAL OF AMENDMENT TO THE CERTIFICATE OF INCORPORATION AND BYLAWS TO DECLASSIFY THE BOARD
 For  For
5.  STOCKHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTIONS
 Against  Against
6.  STOCKHOLDER PROPOSAL TO AMEND BYLAWS REGARDING PROXY ACCESS
 Against  Against









October 11, 2011
THE ESTEE LAUDER COMPANIES INC.
 2011 Annual Meeting of Shareholders

Friday, November 11, 2011

For holders as of:  09/15/2011

Cusip:  518439-104  Ticker:  EL

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

01  DIRECTOR
1)   CHARLENE BARSHEFSKY
2)   WEI SUN CHRISTIANSON
3)   FABRIZIO FREDA
4)   JANE LAUDER
5)   LEONARD A. LAUDER
 For  For All Nominees

1)   CHARLENE BARSHEFSKY
2)   WEI SUN CHRISTIANSON
3)   FABRIZIO FREDA
4)   JANE LAUDER
5)   LEONARD A. LAUDER

02  ADVISORY VOTE ON EXECUTIVE COMPENSATION.
 For  For
03  ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE
COMPENSATION.
 1 Year  1 Year
04 RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS FOR THE 2012 FISCAL YEAR.
 For  For

April 13, 2012
THE HOME DEPOT, INC.
 2012 Annual Meeting of Shareholders

Thursday, May 17, 2012

For holders as of:  03/19/2012

Cusip:  437076-102    Ticker:  HD

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A.  ELECTION OF DIRECTOR: F. DUANE ACKERMAN
 For  For
1B.  ELECTION OF DIRECTOR: FRANCIS S. BLAKE
 For  For
1C.  ELECTION OF DIRECTOR: ARI BOUSBIB
 For  For
1D.  ELECTION OF DIRECTOR: GREGORY D. BRENNEMAN
 For  For
1E.  ELECTION OF DIRECTOR: J. FRANK BROWN
 For  For
1F.  ELECTION OF DIRECTOR: ALBERT P. CAREY
 For  For
1G.  ELECTION OF DIRECTOR: ARMANDO CODINA
 For  For
1H.  ELECTION OF DIRECTOR: BONNIE G. HILL
 For  For
1I.  ELECTION OF DIRECTOR: KAREN L. KATEN
 For  For
1J.  ELECTION OF DIRECTOR: RONALD L. SARGENT
 For  For
2.  PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP
 For  For
3.  ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION
 For  For
4. APPROVAL OF AN AMENDMENT TO THE COMPANY'S EMPLOYEE STOCK PURCHASE PLAN TO INCREASE THE NUMBER OF RESERVED SHARES
 For  For
5. SHAREHOLDER PROPOSAL REGARDING ADVISORY VOTE ON POLITICAL CONTRIBUTIONS Against Against
6.  SHAREHOLDER PROPOSAL REGARDING EMPLOYMENT DIVERSITY REPORT
 Against  Against
7. SHAREHOLDER PROPOSAL REGARDING REMOVAL OF PROCEDURAL SAFEGUARDS FROM SHAREHOLDER WRITTEN CONSENT RIGHT
 Against  Against
8.  SHAREHOLDER PROPOSAL REGARDING SPECIAL SHAREHOLDER MEETINGS
 Against  Against
9.  SHAREHOLDER PROPOSAL REGARDING CHARITABLE CONTRIBUTIONS
 Against  Against
10.  SHAREHOLDER PROPOSAL REGARDING STORMWATER MANAGEMENT POLICY
 Against  Against

May 21, 2012
THE TJX COMPANIES, INC.
 2012 Annual Meeting of Shareholders

Wednesday, June 13, 2012

For holders as of:  04/16/2012

Cusip:  872540-109    Ticker:  TJX

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1A.  ELECTION OF DIRECTOR: ZEIN ABDALLA
 For  For
1B.  ELECTION OF DIRECTOR: JOSE B. ALVAREZ
 For  For
1C.  ELECTION OF DIRECTOR: ALAN M. BENNETT
 For  For
1D.  ELECTION OF DIRECTOR: BERNARD CAMMARATA
 For  For
1E.  ELECTION OF DIRECTOR: DAVID T. CHING
 For  For
1F.  ELECTION OF DIRECTOR: MICHAEL F. HINES
 For  For
1G.  ELECTION OF DIRECTOR: AMY B. LANE
 For  For
1H.  ELECTION OF DIRECTOR: CAROL MEYROWITZ
 For  For
1I.  ELECTION OF DIRECTOR: JOHN F. O'BRIEN
 For  For
1J.  ELECTION OF DIRECTOR: WILLOW B. SHIRE
 For  For
2.  RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM.
 For  For
3. APPROVAL OF MATERIAL TERMS OF EXECUTIVE OFFICER PERFORMANCE GOALS UNDER CASH INCENTIVE PLANS.
 For  For
4.  ADVISORY APPROVAL OF TJX'S EXECUTIVE COMPENSATION.
 For  For

March 30, 2012
TRACTOR SUPPLY COMPANY
 2012 Annual Meeting of Shareholders

Thursday, May 3, 2012

For holders as of:  03/09/2012

Cusip:  892356-106   Ticker:  TSCO

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1.  DIRECTOR
1)   JAMES F. WRIGHT
2)   JOHNSTON C. ADAMS
3)   PETER D. BEWLEY
4)   JACK C. BINGLEMAN
5)   RICHARD W. FROST
6)   CYNTHIA T. JAMISON
7)   GEORGE MACKENZIE
8)   EDNA K. MORRIS
 For  For All Nominees

1)   JAMES F. WRIGHT
2)   JOHNSTON C. ADAMS
3)   PETER D. BEWLEY
4)   JACK C. BINGLEMAN
5)   RICHARD W. FROST
6)   CYNTHIA T. JAMISON
7)   GEORGE MACKENZIE
8)   EDNA K. MORRIS

2. TO RATIFY THE REAPPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 29, 2012.
 For  For
3.  SAY ON PAY - AN ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.
 For  For

May 8, 2012
ULTA SALON, COSMETICS & FRAGRANCE, INC
 2012 Annual Meeting of Shareholders

Thursday, May 31, 2012

For holders as of:  04/02/2012

Cusip:  90384S-303     Ticker:  ULTA

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1.  DIRECTOR
1)   ROBERT F. DIROMUALDO
2)   CATHERINE A. HALLIGAN
3)   LORNA E. NAGLER
 For  For All Nominees

1)   ROBERT F. DIROMUALDO
2)   CATHERINE A. HALLIGAN
3)   LORNA E. NAGLER

2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, FOR THE FISCAL YEAR 2012, ENDING FEBRUARY 2, 2013
 For  For
3.  ADVISORY VOTE TO APPROVE THE COMPANY'S EXECUTIVE COMPENSATION
 For  For

August 29, 2011
UNILEVER N.V.
 2011 Special Meeting of Shareholders

Friday, September 16, 2011

For holders as of:  08/15/2011

Cusip:  904784-709    Ticker:  UN

THANK YOU FOR VOTING!


Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

01 AUTHORISATION OF THE BOARD OF DIRECTORS TO PURCHASE 6% CUMULATIVE PREFERENCE SHARES AND 7% CUMULATIVE PREFERENCE SHARES (AND DEPOSITARY RECEIPTS THEREOF) IN THE SHARE CAPITAL OF UNILEVER N.V.
 For  For

May 25, 2012
VERIFONE SYSTEMS, INC.
 2012 Annual Meeting of Shareholders

Wednesday, June 27, 2012

For holders as of:  05/04/2012

Cusip:  92342Y-109    Ticker:  PAY

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

1  DIRECTOR
1)   ROBERT W. ALSPAUGH
2)   DOUGLAS G. BERGERON
3)   DR. LESLIE G. DENEND
4)   ALEX W. HART
5)   ROBERT B. HENSKE
6)   RICHARD A. MCGINN
7)   EITAN RAFF
8)   JEFFREY E. STIEFLER
 For  For All Nominees

1)   ROBERT W. ALSPAUGH
2)   DOUGLAS G. BERGERON
3)   DR. LESLIE G. DENEND
4)   ALEX W. HART
5)   ROBERT B. HENSKE
6)   RICHARD A. MCGINN
7)   EITAN RAFF
8)   JEFFREY E. STIEFLER

2  TO HOLD AN ADVISORY VOTE ON COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.
 For  For
3 TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS VERIFONE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR OUR FISCAL YEAR ENDING OCTOBER 31, 2012.
 For  For

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PC&J Performance Fund
            ---------------------

By: /s/__________________________________________________________
          James M. Johnson, President

Date: July 30, 2012
      -------------



By: /s/__________________________________________________________
          Kathleen Carlson, Treasurer

Date:  July 30, 2012
       -------------